Details of Significant Accounts - Accounts receivable, schedule of ageing analysis of accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Financial assets	$ 170,824	$ 171,521
Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	8,560	7,902
Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	8,646	8,168
Less: Allowance for expected credit losses | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	(86)	(266)
Not past due | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	8,212	7,535
Up to 30 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	100	261
31 to 90 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	243	213
91 to 180 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	46	65
Over 181 days | Cost | Accounts receivable
Disclosure of provision matrix [line items]
Financial assets	$ 45	$ 94